Staff Costs	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Staff Costs Explanatory

3. Staff costs

Included in research and development expenses:

	2018	2017	2016
	(in thousands)
	£	£	£
Wages and salaries	2,761	2,391	2,241
Social security costs	314	272	205
Pension costs and other benefits	139	119	102
Share-based payments	835	8,868	1,027
	4,049	11,650	3,575

3. Staff costs (continued)

Included in administrative expenses:

	2018	2017	2016
	(in thousands)
	£	£	£
Wages and salaries	790	408	84
Social security costs	75	37	13
Pension costs and other benefits	37	21	7
Share-based payments	960	2,863	105
	1,862	3,329	209
Total employee benefit expense	5,911	14,979	3,784

The average number of staff employed under contracts of service were:

	2018	2017	2016
	(number)
Research and development activities	18	18	15
Administrative activities	4	2	1
	22	20	16

Directors’ remuneration & other benefits

	2018	2017	2016
	(in thousands)
	£	£	£
Directors’ remuneration	1,143	793	549
Pension and other benefits	51	37	34
	1,194	830	583

The number of directors who exercised share options in 2018 was 1 (2017: nil; 2016: 1). The gain on exercise of these options was £4.2 million (2017: nil; 2016: nil). The share options exercised by a director in 2016 are subject to conditions of service and may be subject to a mandatory transfer notice if the conditions covering a four year period are not met.

The above amounts for remuneration include the following in respect of the highest paid director:

	2018	2017	2016
	(in thousands)
	£	£	£
Directors’ remuneration	739	601	378
Pension and other benefits	47	33	29
	786	634	407